Cover	May 10, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 10, 2021, Aptinyx Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report under Item 5.02 that the Board of Directors of the Company (the “Board”) unanimously appointed Dr. Joan W. Miller to the Board. Pursuant to Item 5.02(d) of Form 8-K, the Company is now filing this Amendment No. 1 to disclose the committees of the Board to which Dr. Miller has been appointed, including the newly established science and medicine committee of the Board. The disclosure included in Item 5.02 of the Original 8-K otherwise remains unchanged. Item 5.02 of the Original 8-K is amended to read in its entirety as follows:
Document Period End Date	May 10, 2021
Entity File Number	001-38535
Entity Registrant Name	APTINYX INC.
Entity Central Index Key	0001674365
Entity Tax Identification Number	45-4626057
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	909 Davis Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201
City Area Code	847
Local Phone Number	871-0377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	APTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false